Vanguard® Advice Select Global Value Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.5%)
Canada (2.8%)
	Canadian Natural Resources Ltd.	57,181	3,156
	Royal Bank of Canada	25,348	2,472
			5,628
China (3.9%)
	Yum China Holdings Inc.	50,923	2,480
*	Trip.com Group Ltd.	94,631	2,440
	Haier Smart Home Co. Ltd. Class H	330,696	1,058
	Ping An Insurance Group Co. of China Ltd. Class H	177,109	1,041
[1]	CSC Financial Co. Ltd. Class H	958,924	896
			7,915
Denmark (1.2%)
*	Genmab A/S	4,258	1,515
*	Ascendis Pharma A/S ADR	9,872	844
			2,359
France (3.1%)
	Airbus SE	35,353	3,812
	Engie SA	129,437	1,601
	Nexity SA	34,828	856
			6,269
Germany (0.8%)
	United Internet AG (Registered)	59,711	1,573
Hong Kong (2.0%)
*	Sands China Ltd.	975,935	2,289
	CK Asset Holdings Ltd.	238,090	1,686
			3,975
India (1.9%)
	Genpact Ltd.	40,930	1,968
*,1	Reliance Industries Ltd. GDR	28,300	1,793
			3,761
Ireland (1.9%)
	CRH plc	55,722	2,137
	Bank of Ireland Group plc	279,594	1,598
			3,735
Italy (0.8%)
	Banca Generali SpA	53,184	1,547
Japan (9.4%)
	Daiichi Sankyo Co. Ltd.	88,643	2,350
	T&D Holdings Inc.	194,586	2,202

		Shares	Market Value ($000)
	SoftBank Corp.	183,339	2,120
	MatsukiyoCocokara & Co.	47,982	1,812
	Asahi Group Holdings Ltd.	50,752	1,764
	Nabtesco Corp.	67,887	1,627
	Astellas Pharma Inc.	89,979	1,409
	Makita Corp.	53,619	1,310
	Z Holdings Corp.	338,610	1,197
*	JTOWER Inc.	16,678	829
	Ono Pharmaceutical Co. Ltd.	27,436	772
	PALTAC Corp.	22,380	702
	SUMCO Corp.	35,589	498
	Chugai Pharmaceutical Co. Ltd.	11,200	315
			18,907
Netherlands (0.6%)
	ING Groep NV	117,960	1,146
Russia (0.0%)
*,2	Sberbank of Russia PJSC	37,200	—
South Korea (3.2%)
	Samsung Electronics Co. Ltd. GDR	2,095	2,302
	LG Chem Ltd.	3,422	1,594
*	Coupang Inc. Class A	75,904	1,312
*	Kangwon Land Inc.	55,802	1,115
			6,323
Spain (3.3%)
	Iberdrola SA	300,592	3,210
[1]	Cellnex Telecom SA	42,927	1,920
	Almirall SA	152,845	1,475
*	Iberdrola SA	6,920	74
			6,679
Sweden (1.1%)
	Sandvik AB	115,136	2,122
Switzerland (0.7%)
	Novartis AG ADR	17,204	1,477
Taiwan (0.3%)
	Globalwafers Co. Ltd.	43,430	658
United Kingdom (6.8%)
	Unilever plc	70,356	3,427
	Standard Chartered plc	302,427	2,084
	Compass Group plc	81,827	1,918
	AstraZeneca plc	14,515	1,909
	Mondi plc	93,080	1,766
	Rentokil Initial plc	196,695	1,299
	Rio Tinto plc	12,005	725
*	Haleon plc	152,881	543
			13,671
United States (53.7%)
*	T-Mobile US Inc.	31,518	4,509
	VICI Properties Inc.	109,638	3,748
*	Centene Corp.	39,475	3,670
*	Meta Platforms Inc. Class A	21,723	3,456
	Schlumberger NV	82,764	3,065
	Reliance Steel & Aluminum Co.	15,774	3,001
	Fidelity National Information Services Inc.	29,268	2,990
*	Seagen Inc.	16,078	2,894

		Shares	Market Value ($000)
	VMware Inc. Class A	24,557	2,854
*	F5 Inc.	17,000	2,845
	Micron Technology Inc.	44,478	2,751
	Westinghouse Air Brake Technologies Corp.	28,488	2,663
	Keurig Dr Pepper Inc.	65,373	2,533
*	Salesforce Inc.	13,565	2,496
	NXP Semiconductors NV	13,431	2,470
	MetLife Inc.	38,996	2,466
	Exelon Corp.	52,005	2,418
	Americold Realty Trust Inc.	73,758	2,416
	Leidos Holdings Inc.	22,327	2,389
	Electronic Arts Inc.	17,792	2,335
	Charles Schwab Corp.	33,242	2,295
	Cable One Inc.	1,630	2,244
	Chubb Ltd.	11,855	2,236
	Cognizant Technology Solutions Corp. Class A	32,545	2,212
*	Avantor Inc.	75,473	2,190
	Equinix Inc.	3,040	2,139
*	GoDaddy Inc. Class A	27,110	2,011
	FMC Corp.	17,901	1,989
	PPG Industries Inc.	15,344	1,984
*	Airbnb Inc. Class A	16,692	1,852
	Johnson Controls International plc	33,949	1,830
*	Boston Scientific Corp.	44,475	1,826
*	FleetCor Technologies Inc.	8,238	1,813
	Raymond James Financial Inc.	18,404	1,812
	Globe Life Inc.	17,872	1,800
	Lennar Corp. Class A	19,441	1,652
	CVS Health Corp.	17,251	1,651
*	Match Group Inc.	21,979	1,611
*	Charter Communications Inc. Class A	3,563	1,540
	Apollo Global Management Inc.	26,515	1,514
	DENTSPLY SIRONA Inc.	41,703	1,508
	Ross Stores Inc.	17,721	1,440
	Philip Morris International Inc.	14,671	1,425
	QUALCOMM Inc.	9,166	1,330
*	Dollar Tree Inc.	7,069	1,169
*	Biogen Inc.	4,823	1,037
	Becton Dickinson & Co.	4,202	1,027
	TJX Cos. Inc.	16,314	998
	Baker Hughes Co.	32,510	835
*	General Motors Co.	18,249	662
			107,601
Total Common Stocks (Cost $195,680)			195,346

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
[3]	Vanguard Market Liquidity Fund (Cost $7,050)	1.903%	70,525	7,050
Total Investments (101.0%) (Cost $202,730)				202,396
Other Assets and Liabilities—Net (-1.0%)				(1,985)
Net Assets (100%)				200,411
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $4,609,000, representing 2.3% of net assets.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	113,229	—	—	113,229
Common Stocks—Other	8,081	74,036	—	82,117
Temporary Cash Investments	7,050	—	—	7,050
Total	128,360	74,036	—	202,396